Financial Risks - Summary of Net Changes in the Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Provision for credit loss, net of reversal	¥ 8,844	¥ 10,649
Charge-offs	(3,496)	(1,239)
Other	5,487	4,005
Finance lease receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	36,985	33,455
Provision for credit loss, net of reversal	14,926	11,107
Charge-offs	(7,233)	(3,712)
Other	(7,757)	(3,865)
Allowance for credit loss at end of year	36,920	36,985
Retail receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	230,104	198,204
Provision for credit loss, net of reversal	175,573	100,792
Charge-offs	(91,215)	(41,331)
Other	(39,591)	(27,561)
Allowance for credit loss at end of year	274,871	230,104
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	88,125	79,402
Provision for credit loss, net of reversal	26,490	22,685
Charge-offs
Other	(18,895)	(13,961)
Allowance for credit loss at end of year	95,720	88,125
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	99,465	78,426
Provision for credit loss, net of reversal	59,627	39,420
Charge-offs
Other	(34,225)	(18,381)
Allowance for credit loss at end of year	124,867	99,465
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	42,514	40,376
Provision for credit loss, net of reversal	89,456	38,687
Charge-offs	(91,215)	(41,331)
Other	13,530	4,781
Allowance for credit loss at end of year	54,284	42,514
Wholesale receivables and other dealer loans [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	24,836	29,642
Provision for credit loss, net of reversal	5,847	7,941
Charge-offs		(11)
Other	(6,062)	(12,736)
Allowance for credit loss at end of year	24,622	24,836
Wholesale receivables and other dealer loans [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	14,349	17,467
Provision for credit loss, net of reversal	3,517	5,198
Charge-offs
Other	(3,225)	(8,317)
Allowance for credit loss at end of year	14,640	14,349
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	5,092	7,241
Provision for credit loss, net of reversal	1,780	1,566
Charge-offs
Other	(2,289)	(3,715)
Allowance for credit loss at end of year	4,582	5,092
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	5,396	4,935
Provision for credit loss, net of reversal	551	1,177
Charge-offs		(11)
Other	(547)	(705)
Allowance for credit loss at end of year	¥ 5,399	¥ 5,396